Stock-Based Compensation (Summary Of Stock-Based Compensation Activity) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 23, 2012	Dec. 25, 2011
Number of shares
Outstanding and expected to vest, Beginning	970,273	951,324
Granted	88,297	54,596
Exercised		(30,209)
Forfeited	(4,621)	(5,438)
Outstanding and expected to vest, Ending	1,053,949	970,273
Exercisable	841,121	715,142
WEIGHTED AVERAGE EXERCISE PRICE
Outstanding and expected to vest, Beginning	$ 4.36	$ 3.95
Granted	$ 15.63	$ 10.84
Exercised		$ 2.76
Forfeited	$ 8.99	$ 5.99
Outstanding and expected to vest, Ending	$ 5.28	$ 4.36
Exercisable	$ 3.72	$ 3.45
WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEAR)
Outstanding and expected to vest	5 years 5 months 16 days	5 years 10 months 17 days
Exercisable	4 years 9 months 15 days	5 years 4 months 21 days
AGGREGATE INTRINSIC VALUE
Outstanding and expected	$ 18,387	$ 8,161
Exercisable	$ 15,993	$ 6,665